Mineral Properties	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Mineral Properties

a.        DeBeira 1 Mineral Claim

On May 20, 2005, the mineral claim known as “De Beira 1” was staked in British Columbia, Canada on behalf of Panex and held in trust for Panex until 2006. During the year ended August 31, 2006, Panex relinquished ownership of the De Beira 1 mineral claim as it was not considered sufficiently prospective and turned its attention to other opportunities. An amount of just over $600 was spent on the costs of staking this claim and commissioning a desk-top report on the geology of the area. Other than this, no work was conducted on the property prior to relinquishing it.

b.       Titiribi Gold/Copper Project

The Company entered into an agreement with Goldplata Corporation Limited, Goldplata Resources Inc. and Goldplata Resources Sucursal Colombia (the “Goldplata Group”) dated May 6, 2006, whereby the Company was granted an option to acquire up to 70% interest in the Titiribi Gold/Copper project in Colombia, South America. The agreement allowed the Company to acquire an initial interest of 65% by sole funding $8 million in exploration expenditures within a 3 year period (the “Option Period”). The Option Period commenced on June 9, 2006. After acquiring 65% interest, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $12 million, both within a period of no more than 3 years from the time of the election. The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $1 million in exploration expenditures or paid $1 million to the Goldplata Group. Through August 31, 2008, $2,830,000 of exploration expenditures have been paid by the Company and recorded as mineral property and exploration costs on the statement of operations. No further payments were made and up to the date of this report.

On January 11, 2008 the Company entered into an agreement with Australian publicly traded company, Windy Knob Resources Limited (“Windy Knob”) to assign its interests in the Titiribi Gold/Copper Project for cash proceeds of $1 million being reimbursement of exploration expenditures and 3,250,000 shares of common stock in Windy Knob.

The terms of the agreement were as follows:

         i.            payment of $250,000 to the Goldplata Group on behalf of Panex to satisfy outstanding cash call requirements (this was paid in January 2008);

       ii.            payment of $540,000 to the Goldplata Group on behalf of Panex to satisfy outstanding cash calls at the completion of due diligence by Windy Knob (this was paid in January 2008); and

     iii.            payment of $210,000 direct to Panex at the completion of due diligence by Windy Knob (this was received on February 4, 2008).

In connection with this transaction, the Company recognized a gain of $1,376,288, during the year ended August 31, 2008 which is reported in other income. As noted above, $790,000 of this gain is offset within mineral property and exploration costs, as it was paid to the Goldplata Group by Windy Knob on behalf of the Company to secure the Company’s rights under the original agreement prior to the sale.

The 3,250,000 shares in Windy Knob were issued to the Company on April 16, 2008 and sold on May 23, 2008 for cash proceeds of $250,047. In connection with this sale, the Company recognized a realized loss of $126,182 during the year ended August 31, 2008. This prior year loss represented the difference between the fair value at the date the shares were issued to the Company and the date the shares were sold to a third party.

c.        Peruvian Gold / Silver Projects

On July 5, 2006, the Company entered into agreements with the Goldplata Group to acquire an interest of up to 70% in the Condoroma and Suyckutambo Projects in Peru. The Company was granted an option to acquire up to 70% interest in each of these two projects on identical terms. The agreements allowed the Company to acquire an initial interest of 65% by sole funding $4 million in exploration expenditures within a 3 year period (the “Option Period”). The Option Period commenced on August 4, 2006. After acquiring 65%, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $6 million, both within a period of no more than 3 years from the time of the election. The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $500,000 in exploration expenditures or paid $500,000 to the Goldplata Group. Through August 31, 2008, $1,110,000 of exploration expenditures have been paid by the Company on the Condoroma and Suyckutambo Projects and recorded as mineral property and exploration costs on the statement of operations. No further payments were made up to the date of this report.

In September 2007, the Company decided to withdraw from the Condoroma and Suyckutambo Projects as it became apparent that the Company and the permit holders, the Goldplata Group, had different philosophies about how the projects should be further explored and developed. De Beira favored a measured approach, with a focus on further exploration to maximize the resource potential whereas the Goldplata Group favored a short term development and production strategy.

d.       Acandi Project

On October 19, 2006, the Company entered into a preliminary agreement in association with the Goldplata Group to earn an 80% interest in the Acandi copper / gold project in North East Colombia, near the Panama border, by sole funding exploration expenditures and making cash payments to the present beneficial holder of the project interest. Through August 31, 2008, $525,000 of exploration expenditures have been paid by the Company. No further payments were made up to the date of this report.

In September 2007, the Company withdrew from the Acandi project and there are no residual rights or financial obligations.

a)	De Beira 1 Mineral Claim

On May 20, 2005, the mineral claim known as “De Beira 1” was staked in British Colombia, Canada on behalf of Panex and held in trust for Panex until 2006. During the year ended August 31, 2006, Panex relinquished ownership of the De Beira 1 mineral claim as it was not considered sufficiently prospective and turned its attention to other opportunities. An amount of just over $600 was spent on the costs of staking this claim and commissioning a desk-top report on the geology of the area. Other than this, no work was conducted on the property prior to relinquishing it.

b)	Titiribi Gold/Copper Project

The Company entered into an agreement with Goldplata Corporation Limited, Goldplata Resources Inc. and Goldplata Resources Sucursal Colombia (the “Goldplata Group”) dated May 6, 2006, whereby the Company was granted an option to acquire up to 70% interest in the Titiribi Gold/Copper project in Colombia, South America. The agreement allowed the Company to acquire an initial interest of 65% by sole funding $8 million in exploration expenditures within a 3 year period (the “Option Period”).  The Option Period commenced on June 9, 2006. After acquiring 65% interest, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $12 million, both within a period of no more than 3 years from the time of the election. The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $1 million in exploration expenditures or paid $1 million to the Goldplata Group.  Through August 31, 2008, $2,830,000 of exploration expenditures have been paid by the Company and recorded as mineral property and exploration costs on the statement of operations.  No further payments were made during the years ended August 31, 2010 and 2011 or up to the date of this report.

On January 11, 2008 the Company entered into an agreement with Australian publicly traded company, Windy Knob Resources Limited (“Windy Knob”) to assign its interests in the Titiribi Gold/Copper Project for cash proceeds of $1 million being reimbursement of exploration expenditures and 3,250,000 shares of common stock in Windy Knob. The terms of the agreement were as follows:

(i)	payment of $250,000 to the Goldplata Group on behalf of Panex Resources to satisfy outstanding cash call requirements (this was paid in January 2008);
(ii)	payment of $540,000 to the Goldplata Group on behalf of Panex Resources to satisfy outstanding cash calls at the completion of due diligence by Windy Knob (this was paid in January 2008); and

(iii)	payment of $210,000 direct to Panex Resources at the completion of due diligence by Windy Knob (this was received on February 4, 2008).

In connection with this transaction, the Company recognized a gain of $1,376,288, during the year ended August 31, 2008 which is reported in other income. As noted above, $790,000 of this gain is offset within mineral property and exploration costs, as it was paid to the Goldplata Group by Windy Knob on behalf of the Company to secure the Company’s rights under the original agreement prior to the sale.

The 3,250,000 shares in Windy Knob were issued to the Company on April 16, 2008 and sold on May 23, 2008 for cash proceeds of $250,047. In connection with this sale, the Company recognized a realized loss of $126,182 during the year ended August 31, 2008. This prior year loss represented the difference between the fair value at the date the shares were issued to the Company and the date the shares were sold to a third party.

c)      Peruvian Gold / Silver Projects

On July 5, 2006, the Company entered into agreements with the Goldplata Group to acquire an interest of up to 70% in the Condoroma and Suyckutambo Projects in Peru. The Company was granted an option to acquire up to 70% interest in each of these two projects on identical terms. The agreements allowed the Company to acquire an initial interest of 65% by sole funding $4 million in exploration expenditures within a 3 year period (the “Option Period”).  The Option Period commenced on August 4, 2006.  After acquiring 65%, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $6 million, both within a period of no more than 3 years from the time of the election.  The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $500,000 in exploration expenditures or paid $500,000 to the Goldplata Group.  Through August 31, 2008, $1,110,000 of exploration expenditures have been paid by the Company on the Condoroma & Suyckutambo projects and recorded as mineral property and exploration costs on the statement of operations. No further payments were made during the years ended August 31, 2010 and 2011 or up to the date of this report.

In September 2007, Panex Resources decided to withdraw from the Condoroma and Suyckutambo Projects as it became apparent that Panex Resources and the permit holders, the Goldplata Group, had different philosophies about how the projects should be further explored and developed. Panex Resources favored a measured approach, with a focus on further exploration to maximize the resource potential whereas the Goldplata Group favored a short term development and production strategy.

d)      Acandi Project

On October 19, 2006, the Company entered into a preliminary agreement in association with the Goldplata Group to earn an 80% interest in the Acandi copper / gold project in North East Colombia, near the Panama border, by sole funding exploration expenditures and making cash payments to the present beneficial holder of the project interest.  Through August 31, 2008, $525,000 of exploration expenditures have been paid by the Company. No further payments were made during the years ended August 31, 2010 and 2011 or up to the date of this report.

In September 2007, the Company withdrew from the Acandi project and there are no residual rights or financial obligations.